3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (f) Equipment, vehicles and furniture: Schedule of annual depreciation of equipment, vehicles and furniture (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of annual depreciation of equipment, vehicles and furniture

Automobile	30% declining balance
Computer equipment	30% to 45% declining balance
Office furniture and equipment	20% declining balance